                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950
                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: March 31, 2004

           Date of Reporting Period: Fiscal year ended March 31, 2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

21ST ANNUAL SHAREHOLDER REPORT

March 31, 2004

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.010	0.018	0.034	0.028
Less Distributions:
Distributions from net investment income	(0.004)	(0.010)	(0.018)	(0.034)	(0.028)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.39%	0.83%	1.77%	3.52%	2.89%

Ratios to Average Net Assets:

Expenses	0.75%	0.75%	0.74%	0.74%	0.74%

Net investment income	0.39%	0.81%	1.72%	3.46%	2.86%

Expense waiver/reimbursement[2]	0.16%	0.16%	0.15%	0.18%	0.17%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,461,922	$2,239,708	$2,012,410	$1,909,380	$1,800,938

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.008	0.019	0.036	0.029
Less Distributions:
Distributions from net investment income	(0.006)	(0.008)	(0.019)	(0.036)	(0.029)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.56%	0.98%	1.92%	3.67%	3.04%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.55%	0.97%	1.86%	3.60%	3.03%

Expense waiver/reimbursement[2]	0.26%	0.30%	0.30%	0.33%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$209,039	$375,724	$382,331	$401,942	$311,752

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.9%
		Alabama--0.3%
$8,000,000		Jefferson County, AL, Sewer System, Warrants (Series C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	$8,000,000

		Arizona--1.2%
4,520,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	4,520,000
2,500,000		Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,500,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,000,000
7,325,000		Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	7,325,000
305,000		Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One N.A. (Chicago) LOC)	305,000
4,465,978		Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One N.A. (Chicago) LOC)	4,465,978
1,615,000		Pima County, AZ IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,615,000
5,000,000		Tempe, AZ IDA, (PT-466) Weekly VRDNs (Elliot's Crossing Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	5,000,000

		TOTAL	32,715,978

		Arkansas--0.0%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	1,000,000

		California--9.5%
15,000,000		California School Cash Reserve Program Authority, (Series 2003 A), 2.00% TRANs (AMBAC INS), 7/6/2004	15,037,094
4,300,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1) Weekly VRDNs (Dexia Credit Local LOC)	4,300,000
1,210,000		California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	1,210,000
12,495,000		California State, (PT-1804) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	12,495,000
40,000,000		California State, (Series 2003-04 A-5), 2.00% RANs (Bayerische Landesbank Girozentrale LOC), 6/23/2004	40,084,042
34,375,000	[1]	California State, RAWs (Series 2003 FR/RI-F11J), 1.05% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 4/19/2004	34,375,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California--continued
$40,625,000	[1]	California State, RAWs (Series 2003 FR/RI-F8J), 1.05% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 6/1/2004	$40,625,000
65,625,000		California State, RAWs (Series 2003 FR/RI-L19J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	65,625,000
6,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.00% TOBs (Kaiser Permanente), Optional Tender 7/1/2004	6,000,000
13,000,000		California Statewide Communities Development Authority, (Series 2004E), 1.08% TOBs (Kaiser Permanente), Mandatory Tender 4/1/2005	13,000,000
9,900,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	9,900,000
2,542,553		Koch Floating Rate Trust (California Non-AMT) (Series 1998-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	2,542,553
8,200,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,200,000

		TOTAL	253,393,689

		Colorado--1.3%
3,245,000		Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,245,000
1,570,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One N.A. (Chicago) LOC)	1,570,000
2,555,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One N.A. (Chicago) LOC)	2,555,000
2,525,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(Bank One N.A. (Chicago) LOC)	2,525,000
150,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One N.A. (Chicago) LOC)	150,000
2,525,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/(Bank One N.A. (Chicago) LOC)	2,525,000
640,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank N.A., Cincinnati LOC)	640,000
1,400,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	1,400,000
1,200,000		Colorado Springs, CO, Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	1,200,000
4,010,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,010,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	8,705,000
7,000,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC)	7,000,000

		TOTAL	35,525,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Connecticut--1.8%
$7,000,000		Connecticut Development Authority Healthcare Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	$7,000,000
5,970,000		Connecticut Development Authority Healthcare Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,970,000
2,500,000		Connecticut Development Authority, (Series 1997A) Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank N.V. LOC)	2,500,000
2,400,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)	2,400,000
7,900,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hartford Hospital)/(Fleet National Bank LOC)	7,900,000
2,820,000		Connecticut State HFA, (Series 2002 D-2) Weekly VRDNs (AMBAC INS)/ (FHLB of Boston LIQ)	2,820,000
9,745,000	[1]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.15% TOBs (Bank of America N.A. LIQ), Optional Tender 9/2/2004	9,745,000
9,330,000		Connecticut State, (2001 Series A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	9,330,000

		TOTAL	47,665,000

		District of Columbia--2.0%
8,995,000		District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,995,000
8,330,000	[1]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	8,330,000
18,330,000	[1]	District of Columbia, (PT-372A), 0.95% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	18,330,000
11,260,000	[1]	District of Columbia, (PT-372B), 0.95% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	11,260,000
6,450,000		District of Columbia, (Series 1997) Weekly VRDNs (Children's Defense Fund)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,450,000

		TOTAL	53,365,000

		Florida--0.4%
5,500,000		Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,500,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	3,800,000

		TOTAL	9,300,000

		Georgia--0.9%
5,000,000	[1]	Atlanta, GA Airport Revenue Authority, (PA-916R), 1.20% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/7/2004	5,000,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC)	8,330,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--continued
$3,065,000		Georgia State Municipal Gas Authority, (Series A) Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$3,065,000
8,550,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	8,550,000

		TOTAL	24,945,000

		Hawaii--1.4%
7,310,000		Clipper Tax-Exempt Certificates Trust (Hawaii AMT) (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(FNMA COL)/(State Street Bank and Trust Co. LIQ)	7,310,000
3,185,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	3,185,000
7,500,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ)	7,500,000
11,900,000		Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	11,900,000
7,730,000		Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	7,730,000

		TOTAL	37,625,000

		Illinois--7.1%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14) Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
500,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	500,000
4,970,000		Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,970,000
16,125,000		Chicago, IL Park District, Floater Certificates (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	16,125,000
36,500,000		Chicago, IL, (Series 2003 B-1) Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	36,500,000
10,000,000		Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	10,000,000
27,300,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	27,300,000
3,845,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Loyola Academy)/(Bank One N.A. (Chicago) LOC)	3,845,000
1,000,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC)	1,000,000
5,000,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Lyric Opera of Chicago)/(Bank One N.A. (Chicago), Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--continued
$9,500,000		Illinois Health Facilities Authority, (Series 2001) Weekly VRDNs (Little Co. of Mary Hospital and Health Care Centers)/(U.S. Bank N.A., Cincinnati LOC)	$9,500,000
5,000,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(Bank One N.A. (Chicago) LOC)	5,000,000
1,200,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	1,200,000
5,555,000		Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,555,000
22,495,000		Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	22,495,000
500,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	500,000
1,100,000		Naperville, IL, Economic Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Independence Village Associates Ltd. Project)/(U.S. Bank N.A., Cincinnati LOC)	1,100,000
7,045,000		Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	7,045,000
8,865,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	8,865,000
9,965,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,965,000
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	4,000,000

		TOTAL	190,465,000

		Indiana--3.8%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank N.A., Cincinnati LOC)	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank N.A., Cincinnati LOC)	9,500,000
2,010,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,010,000
6,400,000		Hamilton, IN Southeastern Schools, 1.75% TANs, 12/31/2004	6,428,444
25,000,000		Indiana Bond Bank, 2.00% TANs (Bank of New York LOC), 1/25/2005	25,181,713
3,940,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	3,940,000
1,575,000		Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,575,000
4,060,000		Jasper County, IN, EDA, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,060,000
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Indiana--continued
$2,985,000		Rochester, IN, Community School Corp., 1.50% TANs, 12/31/2004	$2,993,208
16,500,000		Tippecanoe School Corp., IN, 2.00% TANs, 12/30/2004	16,595,066
7,022,000		Valparaiso, IN, Community Schools, 2.00% TANs, 12/31/2004	7,058,402
5,345,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC)	5,345,000

		TOTAL	100,536,833

		Iowa--0.3%
7,285,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	7,285,000
1,100,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,100,000

		TOTAL	8,385,000

		Kansas--0.4%
6,000,000		Manhattan, KS, IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	6,000,000
3,195,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	3,195,000

		TOTAL	9,195,000

		Kentucky--0.5%
4,240,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,240,000
7,536,000		Kentucky Turnpike Authority, Floater Certificates (2001-567) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,536,000
2,710,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,710,000

		TOTAL	14,486,000

		Louisiana--1.7%
6,000,000		ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC)	12,000,000
13,090,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman Brothers Holdings, Inc. SWP)	13,090,000
5,150,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,150,000
6,500,000		New Orleans, LA Bonds (AMBAC INS), 9/1/2004	6,466,583

		TOTAL	45,706,583

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Maryland--1.0%
$6,400,000		Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons Associates Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$6,400,000
4,789,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,789,000
585,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	585,000
15,000,000		Montgomery County, MD EDA, (Series 2004) Weekly VRDNs (Riderwood Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	15,000,000

		TOTAL	26,774,000

		Massachusetts--9.5%
12,000,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
25,360,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2) Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	25,360,000
10,000,000		Ashburnham - Westminster, MA Regional School District, 1.75% BANs, 6/18/2004	10,014,743
15,895,000	[1]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 1.05% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/12/2004	15,895,000
6,000,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	6,024,144
10,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	10,055,235
5,923,000		Malden, MA, 2.00% BANs, 11/24/2004	5,954,044
10,115,000		Massachusetts Bay Transportation Authority, (Series 1999) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	10,115,000
2,500,000		Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
5,000,000		Massachusetts Development Finance Agency Weekly VRDNs (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)	5,000,000
6,500,000		Massachusetts Development Finance Agency, (Series 2001) Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	6,500,000
1,875,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	1,875,000
6,240,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	6,240,000
1,000,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	1,000,000
9,700,000		Massachusetts Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	9,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts--continued
$4,000,000		Massachusetts HEFA, (Series 2003) Weekly VRDNs (Emmanuel College)/(Allied Irish Banks PLC and State Street Bank and Trust Co. LOCs)	$4,000,000
5,500,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC)	5,500,000
2,680,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Endicott College)/(Fleet National Bank LOC)	2,680,000
2,500,000		Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Fleet National Bank LIQ)	2,500,000
10,180,000		Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	10,180,000
5,900,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(Fleet National Bank LOC)	5,900,000
9,000,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Fleet National Bank LOC)	9,000,000
12,179,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	12,179,000
6,575,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Fleet National Bank LOC)	6,575,000
980,000		Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	980,000
5,500,000		Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	5,500,000
2,000,000		Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,000,000
10,000,000		Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,000,000
4,665,000		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	4,665,000
1,100,000		Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,100,000
1,100,000		Massachusetts Water Resources Authority, (Series 1998D) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,100,000
23,360,000		Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	23,360,000
5,000,000		Nashoba, MA Regional School District, 2.00% BANs, 12/3/2004	5,024,870
12,000,000		Ralph C. Mahar, MA Regional School District, 1.75% BANs, 7/14/2004	12,023,074

		TOTAL	252,500,110

		Michigan--0.9%
25,000,000		Michigan State, (Series 2004A), 2.00% TRANs, 9/30/2004	25,126,410

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Minnesota--0.4%
$8,500,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$8,500,000
1,010,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota N.A. LOC)	1,010,000
520,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota N.A. LOC)	520,000

		TOTAL	10,030,000

		Mississippi--0.4%
6,300,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	6,300,000
4,370,000		Mississippi State, ROCs (Series 1043) Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,370,000

		TOTAL	10,670,000

		Missouri--1.0%
8,000,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Union Planters Bank, N.A., Memphis, TN LOC)	8,000,000
2,190,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,190,000
6,000,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, Kansas City, N.A. LOC)	6,000,000
2,755,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One N.A. (Chicago) LOC)	2,755,000
7,300,000		University of Missouri, (Series 2000) Daily VRDNs	7,300,000

		TOTAL	26,245,000

		Multi State--10.7%
18,209,164		ABN AMRO Chicago Corp. 1997-1 LeaseTOPs Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	18,209,164
6,085,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	6,085,000
48,200,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	48,200,000
22,500,000		Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	22,500,000
43,158,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	43,158,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Multi State--continued
$35,680,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	$35,680,000
22,000,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-05) Weekly VRDNs (FGIC, FSA, Inc., MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	22,000,000
8,550,000		Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-13) Weekly VRDNs (FGIC, FSA INS) and State Street Bank and Trust Co. LIQs)	8,550,000
28,539,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	28,539,000
13,854,735		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	13,854,735
14,568,742		Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	14,568,742
4,280,760		Koch Floating Rate Trust (Multistate Non-AMT) (Series 1999-2) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,280,760
19,035,000		TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	19,035,000

		TOTAL	284,660,401

		Nebraska--0.7%
9,100,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Lasalle Bank, N.A. LOC)	9,100,000
910,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	910,000
710,000		Douglas County, NE, Industrial Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One N.A. (Chicago) LOC)	710,000
884,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ)	884,000
6,655,000		Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,655,000

		TOTAL	18,259,000

		New Hampshire--0.4%
8,860,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (RiverWoods at Exeter)/(Fleet National Bank LOC)	8,860,000
1,865,000		New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,865,000

		TOTAL	10,725,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey--5.2%
$9,139,000		Barnegat Township, NJ Board of Education, 1.50% BANs, 7/16/2004	$9,152,085
2,025,000		Demarest, NJ Board of Education, 2.00% BANs, 5/20/2004	2,027,412
7,000,000		East Rutherford Borough, NJ, 1.625% BANs, 8/20/2004	7,014,002
7,160,000		Haddonfield, NJ, 1.60% BANs, 5/27/2004	7,165,844
3,200,000		Kingsway, NJ Regional School District, 2.00% BANs, 8/27/2004	3,211,785
2,501,050		Lacey Township, NJ, 1.75% BANs, 8/13/2004	2,506,928
17,974,589		Manchester Township, NJ Board of Education, 1.75% BANs, 5/28/2004	17,993,680
10,875,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	10,875,000
2,000,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	2,000,000
5,000,000		New Jersey EDA, (Series 2002B) Weekly VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	5,000,000
2,375,000		New Jersey State Educational Facilities Authority, (2003 Series A) Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,375,000
2,720,000		New Jersey State Transportation Trust Fund Authority, PUTTERS (Series 241) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	2,720,000
13,000,000		New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	13,000,000
6,000,000		New Jersey Turnpike Authority, (Series 2003C-1) Weekly VRDNs (FSA INS)/(WestLB AG LIQ)	6,000,000
10,000,000		New Jersey Turnpike Authority, (PA-824R) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
5,868,000		Newton, NJ, 1.60% BANs, 8/27/2004	5,880,420
4,000,000		Ocean City, NJ, 2.00% BANs, 5/7/2004	4,003,528
5,800,000		Stone Harbor, NJ, 1.75% BANs, 3/18/2005	5,840,270
7,065,000		Trenton, NJ, 1.50% BANs, 5/14/2004	7,067,946
9,643,000		Union City, NJ, 2.00% BANs, 5/19/2004	9,654,255
5,150,000		Union Township, NJ, 1.75% BANs, 6/15/2004	5,157,367

		TOTAL	138,645,522

		New Mexico--0.5%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,000,000
3,300,000		Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(J.P. Morgan Chase Bank LOC)	3,300,000
700,000		Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	700,000
8,135,000		New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,135,000

		TOTAL	14,135,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--7.2%
$2,605,000		ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT) (Series 1999-2) Weekly VRDNs (Metropolitan Transportation Authority, NY)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$2,605,000
5,965,000		Albany, NY IDA, (Series 2001B: Empire Commons West) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	5,965,000
2,095,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC)	2,095,000
5,000,000		Babylon, NY Union Free School District, 2.00% TANs, 6/29/2004	5,010,950
12,000,000		Commack, NY Union Free School District, 1.50% TANs, 6/29/2004	12,014,441
5,000,000		Commack, NY Union Free School District, 2.00% BANs, 11/19/2004	5,025,367
2,081,765		Liverpool, NY CSD, 1.50% BANs, 7/9/2004	2,084,268
7,000,000		Liverpool, NY CSD, 1.50% RANs, 7/9/2004	7,008,415
3,900,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,900,000
1,430,000		Metropolitan Transportation Authority, NY, Trust Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	1,430,000
12,700,000		New York City, NY Housing Development Corp., (Series 2001A) Weekly VRDNs (West 55th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	12,700,000
8,500,000		New York City, NY Housing Development Corp., (Series 2003A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	8,500,000
1,700,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-2) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,700,000
7,400,000		New York City, NY Municipal Water Finance Authority, (Series 2003 C-1) Daily VRDNs (State Street Bank and Trust Co. LIQ)	7,400,000
2,500,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,500,000
17,600,000		New York City, NY Transitional Finance Authority, (Series 2002 FR/RI- L11) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	17,600,000
380,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	380,000
3,000,000		New York City, NY, (1995 Series F-5) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	3,000,000
34,000,000		New York City, NY, RANs (Series 2003 FR/RI L41J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	34,000,000
1,000,000		New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	1,000,000
22,600,000		New York State Dormitory Authority, MERLOTS (Series 2002-A56) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	22,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--continued
$3,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series C) Weekly VRDNs (Dexia Credit Local LOC)	$3,000,000
2,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	2,500,000
1,100,000		New York State Local Government Assistance Corp., Class A Certificates (Series 2002-203) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	1,100,000
4,000,000		New York State Urban Development Corp., (Series 1996-CMC6) Weekly VRDNs (New York State Urban Development Corp - HUD Section 236)/ (J.P. Morgan Chase & Co. LIQ)	4,000,000
11,305,000		Owego-Apalachin, NY CSD, 1.50% BANs, 7/23/2004	11,320,540
10,000,000		Sullivan West, NY CSD, 1.25% BANs, 6/18/2004	10,005,271
2,500,000		Tobacco Settlement Financing Corp., NY, (PA-1156) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000

		TOTAL	192,944,252

		North Carolina--0.8%
965,000		McDowell County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	965,000
5,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	5,500,000
5,500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	5,500,000
4,000,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC)	4,000,000
5,995,000	[1]	North Carolina State, (PT-413), 0.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/29/2004	5,995,000

		TOTAL	21,960,000

		Ohio--3.0%
9,630,000		ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	9,630,000
7,810,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2 Certificates of Ownership) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	7,810,000
5,565,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,565,000
8,000,000		Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
4,295,000		Cuyahoga County, OH Healthcare Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	4,295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Ohio--continued
$2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	$2,500,000
7,870,000		Granville, OH Village School District, 1.67% BANs, 4/29/2004	7,872,791
13,875,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	13,875,000
3,080,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,080,000
9,995,000		Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	9,995,000
6,600,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	6,600,000
1,605,000		Ohio State University, (Series 1999 B2) Weekly VRDNs	1,605,000

		TOTAL	80,827,791

		Oklahoma--0.1%
2,295,000		Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank N.A. LOC)	2,295,000

		Pennsylvania--1.0%
7,000,000		Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	7,000,000
18,000,000		Erie, PA City School District, 1.75% TRANs, 6/30/2004	18,028,514
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	2,000,000
700,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	700,000

		TOTAL	27,728,514

		Puerto Rico--3.2%
67,000,000		Commonwealth of Puerto Rico, TRANs (Series 2003 FR/RI L38J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	67,000,000
17,075,000		Commonwealth of Puerto Rico, TRANs (Series 2003 FR/RI L39J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	17,075,000

		TOTAL	84,075,000

		South Carolina--0.7%
7,495,000		Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,495,000
11,010,000	[1]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	11,010,000

		TOTAL	18,505,000

		South Dakota--0.2%
4,165,000	[1]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	4,165,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--0.6%
$7,700,000		Memphis, TN Health, Educational and Housing Facility Board, (Series 2004) Weekly VRDNs (Watergrove Apartments)/(FHLMC LOC)	$7,700,000
590,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	590,000
4,995,000		Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	4,995,000
115,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	115,000
3,250,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/(Amsouth Bank N.A., Birmingham LOC)	3,250,000

		TOTAL	16,650,000

		Texas--12.2%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
2,805,000		Austin, TX Electric Utility System, (PT-1699) Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ)	2,805,000
7,710,000		Austin, TX Electric Utility System, (PT-1766) Weekly VRDNs (MBIA Insurance Corp. INS)/(WestLB AG LIQ)	7,710,000
6,655,000		Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,655,000
18,245,000	[1]	Austin, TX, MERLOTS (Series 2000 A3), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	18,245,000
8,000,000		Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank LOC)	8,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
7,290,000		Duncanville, TX ISD, (Series 2003 SGA 149) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	7,290,000
6,200,000		Harris County, TX HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank LOC)	2,700,000
4,985,000		Houston, TX Housing Finance Corp., (PT-2101) Weekly VRDNs (Sweetwater Point Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,985,000
20,075,000		Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	20,075,000
6,525,000		Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
8,000,000		Houston, TX, (Series A), 0.95% CP, Mandatory Tender 5/20/2004	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$20,415,000		Lubbock County, TX Hospital District, Trust Receipts (Series 2002 FR/RI-F5) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	$20,415,000
1,030,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,030,000
29,725,000	[1]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	29,725,000
8,275,000		San Antonio, TX Electric & Gas System, (PT-1706) Weekly VRDNs (BNP Paribas SA LIQ)	8,275,000
3,300,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	3,300,000
1,440,000		Tarrant, TX Regional Water District, (PT-1691) Weekly VRDNs (FSA INS)/ (WestLB AG LIQ)	1,440,000
10,000,000		Texas Small Business Industrial Development Corp., (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
2,500,000		Texas State Affordable Housing Corp., (Series 2001-780) Weekly VRDNs (American Housing Foundation)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,500,000
117,400,000		Texas State, 2.00% TRANs, 8/31/2004	117,817,832
19,400,000		Waco, TX Education Finance Corp., (Series 2002A) Weekly VRDNs (Baylor University)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	19,400,000

		TOTAL	324,947,832

		Utah--0.1%
2,600,000		Weber County, UT, IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	2,600,000

		Virginia--1.1%
900,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	900,000
3,940,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	3,940,000
3,000,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	3,000,000
2,475,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	2,475,000
15,000,000	[1]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.30% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004	15,000,000
3,050,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System-Patriots Colony)	3,050,000
1,755,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,755,000

		TOTAL	30,120,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Washington--2.9%
$6,995,000		Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	$6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
9,875,000	[1]	Seattle, WA Municipal Light & Power, MERLOT (Series 2001 A42), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	9,875,000
7,915,000		Seattle, WA Municipal Light & Power, (PT-760) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	7,915,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000
19,300,000		Washington State, Class A Certificates (Series 2002-206) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,300,000
4,000,000		Washington State, (PT-17400) Weekly VRDNs (WestLB AG LIQ)	4,000,000
6,850,000		Washington State, (PT-2094) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	6,850,000
7,360,000		Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,360,000

		TOTAL	78,145,000

		West Virginia--1.0%
10,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.05% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2004	10,000,000
16,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.02% CP (Virginia Electric & Power Co.), Mandatory Tender 6/9/2004	16,000,000

		TOTAL	26,000,000

		Wisconsin--1.4%
2,650,000		Combined Locks, WI, Refunding Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Toronto Dominion Bank LOC)	2,650,000
11,000,000		Franklin, WI Community Development Authority, (Series 2002) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(Bank One N.A. (Chicago) LOC)	11,000,000
300,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank N.A., Cincinnati LOC)	300,000
1,725,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,725,000
1,575,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One N.A. (Chicago) LOC)	1,575,000
5,515,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/ (Bank One N.A. (Chicago) LOC)	5,515,000
15,000,000		Wisconsin State, GO Refunding Notes of 2004 (Series 1), 0.96% BANs, 7/15/2004	15,000,000

		TOTAL	37,765,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wyoming--0.1%
$2,100,000		Sweetwater County, WY IDA, PCRB (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	$2,100,000

		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST)[2]	2,640,907,915

		OTHER ASSETS AND LIABILITIES - NET--1.1%	30,053,605

		TOTAL NET ASSETS--100%	$2,670,961,520

Securities that are subject to the federal alternative minimum tax (AMT) represent 11.0% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At March 31, 2004, these securities amounted to $237,575,000 which represents 8.9% of total net assets.

2 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
98.71%	1.29%

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-exempt Receipts
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
ROCs	--Reset Option Certificates
SGA	--Societe Generale Acceptance
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$2,640,907,915
Cash		763,129
Income receivable		9,129,154
Receivable for shares sold		23,096,141

TOTAL ASSETS		2,673,896,339

Liabilities:
Payable for shares redeemed	$2,212,527
Income distribution payable	241,395
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	27,518
Payable for shareholder services fees (Note 5)	322,074
Accrued expenses	131,305

TOTAL LIABILITIES		2,934,819

Net assets for 2,671,012,716 shares outstanding		$2,670,961,520

Net Assets Consist of:
Paid in capital		$2,670,963,748
Accumulated net realized loss on investments		(1,864)
Distributions in excess of net investment income		(364)

TOTAL NET ASSETS		$2,670,961,520

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,461,922,497 ÷ 2,461,877,756 shares outstanding		$1.00

Institutional Service Shares:
$209,039,023 ÷ 209,134,960 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2004

Investment Income:
Interest			$31,150,904

Expenses:
Investment adviser fee (Note 5)		$13,564,515
Administrative personnel and services fee (Note 5)		2,093,472
Custodian fees		129,081
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 5)		1,669,209
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)		34,807
Directors'/Trustees' fees		16,245
Auditing fees		14,139
Legal fees		19,543
Portfolio accounting fees (Note 5)		152,958
Shareholder services fee--Investment Shares (Note 5)		5,939,018
Shareholder services fee--Institutional Service Shares (Note 5)		843,240
Share registration costs		103,092
Printing and postage		107,449
Insurance premiums		4,099
Miscellaneous		8,121

TOTAL EXPENSES		24,698,988

Waivers (Note 5):
Waiver of investment adviser fee	$(1,630,620)
Waiver of administrative personnel and services fee	(42,013)
Waiver of transfer and dividend disbursing agent fees and expenses--Investment Shares	(31,535)
Waiver of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(4,589)
Waiver of shareholder services fee--Investment Shares	(2,375,607)
Waiver of shareholder services fee--Institutional Service Shares	(674,592)

TOTAL WAIVERS		(4,758,956)

Net expenses			19,940,032

Net investment income			11,210,872

Net realized gain on investments			5,779

Change in net assets resulting from operations			$11,216,651

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,210,872	$20,614,987
Net realized gain on investments	5,779	4,023

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,216,651	20,619,010

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(9,319,598)	(16,907,296)
Institutional Service Shares	(1,893,297)	(3,708,164)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,212,895)	(20,615,460)

Share Transactions:
Proceeds from sale of shares	8,196,501,790	6,351,548,314
Net asset value of shares issued to shareholders in payment of distributions declared	9,906,135	18,073,632
Cost of shares redeemed	(8,150,881,836)	(6,148,934,406)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	55,526,089	220,687,540

Change in net assets	55,529,845	220,691,090

Net Assets:
Beginning of period	2,615,431,675	2,394,740,585

End of period (including distributions in excess of net investment income and undistributed net investment income of $(364) and $1,659, respectively)	$2,670,961,520	$2,615,431,675

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At March 31, 2004, capital paid-in aggregated $2,670,963,748. Transactions in shares were as follows:

Year Ended March 31	2004	2003
Investment Shares:
Shares sold	7,379,863,966	5,570,306,407
Shares issued to shareholders in payment of distributions declared	9,319,598	17,081,016
Shares redeemed	(7,166,969,693)	(5,360,083,844)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	222,213,871	227,303,579

Year Ended March 31	2004	2003
Institutional Service Shares:
Shares sold	816,637,824	781,241,907
Shares issued to shareholders in payment of distributions declared	586,537	992,616
Shares redeemed	(983,912,143)	(788,850,562)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(166,687,782)	(6,616,039)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	55,526,089	220,687,540

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2004 and March 31, 2003, were as follows:

	2004	2003
Tax-exempt income	$11,212,895	$20,615,460

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$241,031

Capital loss carryforward	$1,866

At March 31, 2004, the Fund had a capital loss carryforward of $1,866 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended March 31, 2004 the fees paid to FAS and FServ were $865,250 and $1,186,209, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Edward D. Jones & Co., L.P. has been appointed co-transfer agent with respect to accounts of shareholders of the Fund's Edward Jones Investment Shares where it is also the broker/dealer of record and, along with FSSC, to otherwise act as transfer agent and dividend disbursing agent with respect to such accounts. The Fund pays the transfer agents a fee based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $111,704, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended March 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,941,628,000 and $3,457,216,500, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October 2003 Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

At March 31, 2004, 100% represents the portion of distributions from net investment income which is exempt from federal income tax, other that alternative minimum tax.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Instruments Trust (the "Fund", a portfolio of Money Market Obligations Trust) as of March 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Instruments Trust, a portfolio of Money Market Obligations Trust, at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 10, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 41 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.
Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Date Service Began Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Date Service Began Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8042604 (5/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)   Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $555,895
                  Fiscal year ended 2003 - $517,500

(b)   Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $10,960
                  Fiscal year ended 2003 - $24,780
                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $61,414 and $21,104 respectively.  Fiscal year ended 2004 -
      Attestation services relating to the review of fund share
      transactions and Transfer Agent Service Auditors report.  Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures and fees for review of N-14 merger documents.

(c)   Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $175,000 and $30,000 respectively.
      Analysis regarding the realignment of advisory companies.

(d)   All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X,
      $130,732 and $38,999 respectively.  Fiscal year ended 2004 -
      Consultation regarding information requests by regulatory agencies, executive compensation analysis and analysis of distribution methods for money market funds.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.
            The Audit Committee is required to pre-approve audit and
      non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.
            Certain services have the general pre-approval of the Audit
      Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit
      Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit
      Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.
            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
            4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $751,350
                  Fiscal year ended 2003 - $471,191

(h)   The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser
      (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's
      independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        May 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 24, 2004